Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
April 30, 2022
LPS-NPRT3-0622
1.800342.118
Common Stocks - 94.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.5%
GungHo Online Entertainment, Inc.	348,068	7,101
International Games Systems Co. Ltd.	125,000	3,071
Warner Bros Discovery, Inc. (a)	8,342,573	151,418
		161,590
Interactive Media & Services - 0.0%
Cars.com, Inc. (a)	116,610	1,297
Dip Corp.	175,761	5,730
ZIGExN Co. Ltd.	1,700,743	4,010
		11,037
Media - 0.4%
AMC Networks, Inc. Class A (a)(b)	370,440	12,087
Cl Holdings, Inc.	19,812	168
Comcast Corp. Class A	4,988	198
Corus Entertainment, Inc. Class B (non-vtg.) (b)	593,705	1,946
Gray Television, Inc. (b)	124,172	2,300
Hyundai HCN	2,450,079	6,500
Intage Holdings, Inc.	1,855,065	22,570
Nexstar Broadcasting Group, Inc. Class A	20,833	3,300
Pico Far East Holdings Ltd.	22,641,911	3,355
RKB Mainichi Broadcasting Corp.	39,661	1,904
Saga Communications, Inc. Class A	455,033	10,343
Sky Network Television Ltd. (a)	2,374,469	4,096
TechTarget, Inc. (a)	49,802	3,352
Thryv Holdings, Inc. (a)	452,706	11,693
TOW Co. Ltd. (c)	3,551,554	8,609
Trenders, Inc.	144,112	1,142
TVA Group, Inc. Class B (non-vtg.) (a)	2,997,260	8,003
WOWOW INC.	197,905	2,346
		103,912
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	49,575	1,908
TOTAL COMMUNICATION SERVICES		278,447
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 1.0%
Akwel	11,587	213
ASTI Corp. (c)	275,888	3,544
Cie Automotive SA	323,308	7,049
DaikyoNishikawa Corp.	247,141	955
G-Tekt Corp.	198,162	1,907
Gentex Corp.	701,098	20,577
GUD Holdings Ltd.	200,145	1,798
Hi-Lex Corp.	1,385,153	12,144
IJTT Co. Ltd.	99,891	395
LCI Industries	100	10
Lear Corp.	500,407	64,022
Linamar Corp.	1,237,543	49,014
Motonic Corp. (c)	2,066,285	14,788
Murakami Corp. (c)	848,886	15,568
Nippon Seiki Co. Ltd.	2,572,469	18,622
Patrick Industries, Inc.	66,333	4,129
Piolax, Inc. (c)	2,336,981	27,264
Plastic Omnium SA	365,344	5,914
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	1,592
SJM Co. Ltd. (c)	1,282,000	4,404
SJM Holdings Co. Ltd.	500,470	1,507
SNT Holdings Co. Ltd. (c)	885,108	12,152
Strattec Security Corp. (a)(c)	262,830	9,317
Sungwoo Hitech Co. Ltd.	421,510	1,623
TBK Co. Ltd.	867,566	2,306
Topre Corp.	311,882	2,644
TPR Co. Ltd.	352,120	3,375
Yachiyo Industry Co. Ltd.	894,937	4,536
Yutaka Giken Co. Ltd. (c)	1,202,176	16,419
		307,788
Automobiles - 0.0%
Isuzu Motors Ltd.	100,281	1,170
Kabe Husvagnar AB (B Shares)	247,867	5,949
		7,119
Distributors - 0.1%
Arata Corp.	91,198	2,520
Central Automotive Products Ltd.	306,924	4,940
LKQ Corp.	99,000	4,913
Nakayamafuku Co. Ltd.	296,553	791
SPK Corp.	520,701	5,346
		18,510
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	25,660	752
Clip Corp. (c)	237,760	1,348
Cross-Harbour Holdings Ltd.	2,393,192	3,350
Frontdoor, Inc. (a)	234,364	7,244
JP-Holdings, Inc.	99,061	162
Kukbo Design Co. Ltd.	116,188	1,868
Step Co. Ltd. (c)	990,642	13,679
YDUQS Participacoes SA	100,100	326
		28,729
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp. (a)	39,947	719
Betsson AB (B Shares)	2,956,473	18,161
Everi Holdings, Inc. (a)	217,782	3,781
Fairwood Holdings Ltd.	99,149	181
Flanigans Enterprises, Inc. (b)	35,201	1,309
Ibersol SGPS SA (a)	1,204,180	7,076
J.D. Wetherspoon PLC (a)	177,801	1,616
Kindred Group PLC (depositary receipt)	1,092,820	9,581
Ride On Express Holdings Co. Lt	40,500	363
Ruth's Hospitality Group, Inc.	151,134	3,169
The Monogatari Corp.	49,613	2,069
The Restaurant Group PLC (a)	14,523,916	11,117
		59,142
Household Durables - 4.1%
Ace Bed Co. Ltd.	590	19
Barratt Developments PLC (c)	51,604,058	315,716
Bellway PLC	3,417,666	103,802
Coway Co. Ltd.	35,000	1,950
Cuckoo Holdings Co. Ltd.	352,000	5,174
D.R. Horton, Inc.	917,157	63,825
Dorel Industries, Inc. Class B (sub. vtg.) (b)	719,898	4,657
Emak SpA	4,164,262	6,204
First Juken Co. Ltd. (c)	1,357,860	11,696
FJ Next Co. Ltd.	826,334	6,346
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	17,000,837	79,820
Hamilton Beach Brands Holding Co.:
Class A	319,285	2,989
Class B (a)	182,462	1,708
Helen of Troy Ltd. (a)	799,739	171,552
Henry Boot PLC	1,930,056	7,848
Lennar Corp. Class A	58,348	4,463
M/I Homes, Inc. (a)	745,515	33,011
Mohawk Industries, Inc. (a)	1,292,848	182,369
Open House Group Co. Ltd.	459,539	17,782
Portmeirion Group PLC	59,780	420
Pressance Corp.	1,966,432	23,607
Q.E.P. Co., Inc.	16,837	411
Sanei Architecture Planning Co. Ltd. (c)	1,299,318	16,812
Taylor Morrison Home Corp. (a)	3,401,302	89,080
Tempur Sealy International, Inc.	99,858	2,707
Token Corp.	592,089	39,413
Toll Brothers, Inc.	79,200	3,673
TRI Pointe Homes, Inc. (a)	772,939	15,977
ZAGG, Inc. rights (a)(d)	448,847	40
		1,213,071
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)(b)	49,575	184
Belluna Co. Ltd. (c)	6,172,168	34,670
Ci Medical Co. Ltd.	79,638	2,961
Dustin Group AB (e)	297,777	2,140
Enigmo, Inc.	1,095,140	4,323
Hamee Corp.	45,375	381
Papyless Co. Ltd.	57,966	576
Syuppin Co. Ltd.	99,919	947
Vipshop Holdings Ltd. ADR (a)	1,044,106	7,998
		54,180
Leisure Products - 0.0%
Mars Group Holdings Corp.	416,520	5,434
Miroku Corp.	136,280	1,576
		7,010
Multiline Retail - 2.8%
Big Lots, Inc. (b)(c)	1,595,939	49,315
Europris ASA (e)	300,002	1,524
Gwangju Shinsegae Co. Ltd.	4,475	130
Kohl's Corp.	69,629	4,030
Lifestyle China Group Ltd. (a)	17,809,307	1,760
Lifestyle International Holdings Ltd. (a)	19,369,247	9,313
Macy's, Inc.	106,437	2,573
Max Stock Ltd.	24,765	56
Next PLC (c)	10,400,806	779,028
Pan Pacific International Holdings Ltd.	20,100	308
Ryohin Keikaku Co. Ltd.	90,682	815
Seria Co. Ltd.	10,000	196
		849,048
Specialty Retail - 8.6%
Academy Sports & Outdoors, Inc.	115,403	4,311
Arcland Sakamoto Co. Ltd.	98,501	1,179
AutoZone, Inc. (a)	535,399	1,046,957
Bed Bath & Beyond, Inc. (a)(b)(c)	9,974,467	135,752
Best Buy Co., Inc.	1,222,314	109,923
BMTC Group, Inc. (c)	3,356,824	39,875
Bonia Corp. Bhd	675,810	389
Buffalo Co. Ltd.	90,293	721
Burlington Stores, Inc. (a)	17,689	3,601
Dick's Sporting Goods, Inc.	64,853	6,253
Foot Locker, Inc. (c)	6,000,653	175,879
Formosa Optical Technology Co. Ltd.	1,362,000	2,917
Genesco, Inc. (a)	327,563	20,319
Goldlion Holdings Ltd.	21,766,956	4,149
IA Group Corp. (c)	128,314	3,470
International Housewares Retail Co. Ltd.	3,291,936	1,103
JD Sports Fashion PLC	33,554,771	55,287
Jumbo SA (c)	9,490,376	153,819
K's Holdings Corp.	99,070	981
Kid ASA (e)	44,843	504
Ku Holdings Co. Ltd.	971,226	7,959
Leon's Furniture Ltd.	268,225	4,092
Maisons du Monde SA (e)	154,776	2,640
Mr. Bricolage SA (a)	834,586	9,715
Nafco Co. Ltd. (c)	1,879,492	24,292
Nextage Co. Ltd.	317,324	4,850
Nitori Holdings Co. Ltd.	10,000	1,029
Ross Stores, Inc.	6,200,963	618,670
Sally Beauty Holdings, Inc. (a)(c)	6,131,899	92,714
T-Gaia Corp.	34,754	441
The Buckle, Inc. (b)	157,314	4,886
The Hour Glass Ltd.	599,291	1,067
Urban Outfitters, Inc. (a)	99,335	2,364
WH Smith PLC (a)	86,576	1,558
Williams-Sonoma, Inc.	26,750	3,490
		2,547,156
Textiles, Apparel & Luxury Goods - 1.6%
Best Pacific International Holdings Ltd.	24,473,563	6,690
Capri Holdings Ltd. (a)	2,511,654	119,806
Carter's, Inc.	45,955	3,871
Deckers Outdoor Corp. (a)	16,780	4,459
Embry Holdings Ltd.	2,276,256	254
Fossil Group, Inc. (a)(c)	4,012,414	39,643
G-III Apparel Group Ltd. (a)	820,596	21,729
Gildan Activewear, Inc.	4,600,459	155,885
Handsome Co. Ltd. (c)	1,450,000	40,219
JLM Couture, Inc. (a)(c)(d)	155,487	266
Levi Strauss & Co. Class A	100	2
PVH Corp.	39,830	2,899
Samsonite International SA (a)(e)	1,978,707	4,336
Sun Hing Vision Group Holdings Ltd. (c)	19,232,078	2,916
Tapestry, Inc.	81,366	2,679
Ted Baker PLC (a)	471,807	871
Texwinca Holdings Ltd.	47,452,090	8,156
Victory City International Holdings Ltd. (a)(d)	8,427,030	311
Youngone Corp.	250,000	9,372
Youngone Holdings Co. Ltd. (c)	961,000	38,886
		463,250
TOTAL CONSUMER DISCRETIONARY		5,555,003
CONSUMER STAPLES - 12.2%
Beverages - 2.2%
A.G. Barr PLC	1,988,672	14,466
Britvic PLC	5,574,513	59,737
Monster Beverage Corp. (a)	6,456,926	553,229
Muhak Co. Ltd. (c)	2,200,256	16,247
Olvi Oyj (A Shares)	14,662	489
Spritzer Bhd	5,125,400	2,271
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	3,009,936	4,307
		650,746
Food & Staples Retailing - 7.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	249,733	11,118
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,623,442	69,138
BJ's Wholesale Club Holdings, Inc. (a)	196,692	12,657
Corporativo Fragua S.A.B. de CV	237,569	3,760
Cosmos Pharmaceutical Corp.	1,575,538	145,245
Create SD Holdings Co. Ltd. (c)	4,966,559	113,601
Daikokutenbussan Co. Ltd.	297,480	10,948
G-7 Holdings, Inc.	850,020	10,674
Genky DrugStores Co. Ltd.	745,023	20,901
Halows Co. Ltd. (c)	1,644,899	39,311
Kusuri No Aoki Holdings Co. Ltd.	594,979	26,360
MARR SpA	113,187	1,834
Metro, Inc. (b)(c)	22,100,825	1,214,758
Naked Wines PLC (a)(b)	248,051	1,123
Natural Grocers by Vitamin Cottage, Inc.	34,042	694
North West Co., Inc.	83,604	2,332
Qol Holdings Co. Ltd. (c)	2,150,235	18,099
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	9,914	753
Sapporo Clinical Laboratory	28,187	284
Sprouts Farmers Market LLC (a)(b)	3,504,487	104,434
Sugi Holdings Co. Ltd.	41,655	1,785
Sundrug Co. Ltd.	2,933,803	68,305
Tsuruha Holdings, Inc.	10,000	511
United Natural Foods, Inc. (a)	480,143	20,613
Valor Holdings Co. Ltd.	242,165	3,815
Walgreens Boots Alliance, Inc.	9,324,629	395,364
YAKUODO Holdings Co. Ltd.	157,399	2,183
Yaoko Co. Ltd.	692,562	36,638
		2,337,238
Food Products - 1.8%
Axyz Co. Ltd.	21,678	540
Carr's Group PLC	3,153,127	5,786
Cloetta AB	25,000	63
Cranswick PLC	370,716	14,741
Darling Ingredients, Inc. (a)	9,973	732
Dole PLC	998,091	11,887
Food Empire Holdings Ltd. (c)	36,460,483	14,055
Fresh Del Monte Produce, Inc. (c)	4,560,855	118,810
Inghams Group Ltd.	1,056,339	2,287
Ingredion, Inc.	517,133	44,013
Kaveri Seed Co. Ltd.	500,714	3,509
Kri Kri Milk Industry SA	99,223	725
Lassonde Industries, Inc. Class A (sub. vtg.)	15,883	1,700
Mitsui Sugar Co. Ltd.	340,648	5,066
Origin Enterprises PLC (c)	8,889,281	39,520
Pacific Andes International Holdings Ltd. (a)(d)	106,294,500	989
Pacific Andes Resources Development Ltd. (a)(d)	207,064,007	1
Pickles Corp.	197,969	1,932
Prima Meat Packers Ltd.	500,065	8,200
Rocky Mountain Chocolate Factory, Inc. (a)(c)	456,462	3,017
S Foods, Inc.	530,018	12,331
Seaboard Corp.	40,756	172,194
Sunjin Co. Ltd. (c)	2,300,055	24,043
Sunjuice Holdings Co. Ltd.	205,000	1,926
Thai President Foods PCL (For. Reg.)	349,178	2,097
Tyson Foods, Inc. Class A	606,451	56,497
Ulker Biskuvi Sanayi A/S	4,936	6
		546,667
Household Products - 0.0%
Transaction Co. Ltd.	393,028	3,176
Personal Products - 0.2%
Hengan International Group Co. Ltd.	7,571,734	35,783
Herbalife Nutrition Ltd. (a)	44,455	1,182
Sarantis SA (c)	3,883,621	29,688
TCI Co. Ltd.	900,000	5,160
USANA Health Sciences, Inc. (a)	9,940	762
		72,575
Tobacco - 0.1%
KT&G Corp.	50,000	3,266
Scandinavian Tobacco Group A/S (e)	746,037	15,552
Turning Point Brands, Inc.	25,100	788
		19,606
TOTAL CONSUMER STAPLES		3,630,008
ENERGY - 10.8%
Energy Equipment & Services - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	1,427,977	2,590
Bristow Group, Inc. (a)	213,882	6,378
Cathedral Energy Services Ltd. (a)	795,831	427
Championx Corp. (b)	248,579	5,245
Geospace Technologies Corp. (a)	200,000	1,156
Helix Energy Solutions Group, Inc. (a)(b)	976,950	4,015
John Wood Group PLC (a)	3,800,577	10,568
KS Energy Services Ltd. (a)(d)	12,911,018	121
Liberty Oilfield Services, Inc. Class A (a)	4,766,286	76,928
Oil States International, Inc. (a)(b)	2,523,147	17,056
PHX Energy Services Corp.	1,327,951	7,195
Total Energy Services, Inc. (a)	1,847,883	11,608
		143,287
Oil, Gas & Consumable Fuels - 10.3%
Adams Resources & Energy, Inc.	173,885	6,759
Antero Resources Corp. (a)	223,767	7,877
Baytex Energy Corp. (a)	607,118	3,105
Beach Energy Ltd.	13,800,894	15,735
Berry Corp.	2,597,558	28,495
Birchcliff Energy Ltd.	379,100	2,774
Bonterra Energy Corp. (a)	65,129	594
China Petroleum & Chemical Corp.:
(H Shares)	86,775,430	42,474
sponsored ADR (H Shares)	97,119	4,730
Civitas Resources, Inc. (c)	2,650,089	155,348
CNX Resources Corp. (a)(b)	1,590,925	32,694
Delek U.S. Holdings, Inc. (a)	1,557,848	37,700
Denbury, Inc. (a)	139,210	8,907
DHT Holdings, Inc.	1,112,602	6,253
Diamondback Energy, Inc.	655,633	82,761
Energy Transfer LP	676,507	7,496
Enterprise Products Partners LP	1,526,761	39,558
EQT Corp.	7,550,276	300,123
Exxon Mobil Corp.	43,400	3,700
Genesis Energy LP	149,327	1,640
Hankook Shell Oil Co. Ltd.	42,000	8,415
HF Sinclair Corp. (a)	3,990,598	151,723
Iwatani Corp.	99,183	3,946
Kyungdong Invest Co. Ltd.	100,015	2,989
Laredo Petroleum, Inc. (a)	25,100	1,787
Magellan Midstream Partners LP	99,453	4,818
Marathon Oil Corp.	12,152,192	302,833
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	11,270
Murphy Oil Corp. (b)(c)	12,269,050	467,205
NACCO Industries, Inc. Class A	526,284	24,251
Northern Oil & Gas, Inc.	362,043	9,044
Oasis Petroleum, Inc.	484,511	64,275
Oil & Natural Gas Corp. Ltd.	83,400,693	172,631
Oil India Ltd.	24,500,000	72,257
Ovintiv, Inc.	2,103,474	107,677
PDC Energy, Inc.	270,290	18,850
Petronet LNG Ltd.	14,000,000	37,064
Peyto Exploration & Development Corp.	1,372,100	13,981
Pioneer Natural Resources Co.	17,398	4,045
Range Resources Corp. (a)	297,470	8,906
Reliance Industries Ltd.	50,600	1,831
SilverBow Resources, Inc. (a)	375,260	13,735
Southwestern Energy Co. (a)	41,623,510	312,176
Star Petroleum Refining PCL (For. Reg.)	8,901,596	2,784
Thai Oil PCL (For. Reg.)	485,217	795
Thungela Resources Ltd.	19,812	336
TotalEnergies SE sponsored ADR (b)	3,000,070	146,133
Whiting Petroleum Corp. (c)	3,930,076	287,092
World Fuel Services Corp.	703,821	17,047
		3,058,619
TOTAL ENERGY		3,201,906
FINANCIALS - 12.8%
Banks - 2.3%
ACNB Corp.	432,149	14,792
Arrow Financial Corp.	355,926	11,140
Associated Banc-Corp.	253,500	5,057
Bank of America Corp.	79,806	2,847
Bank7 Corp.	89,409	2,125
Bar Harbor Bankshares	538,027	14,048
C & F Financial Corp.	29,718	1,539
Camden National Corp.	401,887	17,984
Cathay General Bancorp	756,723	30,337
Central Pacific Financial Corp.	66,671	1,612
Central Valley Community Bancorp	109,615	2,117
Codorus Valley Bancorp, Inc. (c)	680,555	16,265
Comerica, Inc.	35,626	2,918
Community Trust Bancorp, Inc.	68,434	2,724
Dimeco, Inc.	35,156	1,608
Eagle Bancorp, Inc.	987,038	49,697
East West Bancorp, Inc.	509,832	36,351
Financial Institutions, Inc.	447,080	12,447
First Bancorp, Puerto Rico	373,605	5,085
First Foundation, Inc.	24,869	553
First of Long Island Corp.	1,010,068	16,949
Five Star Bancorp (b)	141,064	3,520
FNB Corp., Pennsylvania	561,254	6,466
Hanmi Financial Corp.	671,086	15,536
Hilltop Holdings, Inc.	80,342	2,048
Hope Bancorp, Inc.	379,774	5,431
IndusInd Bank Ltd.	50,200	634
LCNB Corp.	95,391	1,534
Meridian Bank/Malvern, PA	176,379	5,538
Meta Financial Group, Inc.	67,404	2,942
Oak Valley Bancorp Oakdale California	49,949	873
OFG Bancorp	431,932	11,481
Plumas Bancorp	198,946	7,003
Popular, Inc.	49,758	3,881
Preferred Bank, Los Angeles	203,998	13,692
QCR Holdings, Inc.	98,481	5,347
Regions Financial Corp.	154,646	3,204
Seven Bank Ltd.	99,149	185
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,091,245	13,896
Sparebanken More (primary capital certificate)	254,045	2,167
Sparebanken Nord-Norge	1,983,178	21,108
Synovus Financial Corp.	72,159	2,997
The First Bancorp, Inc.	70,116	1,974
Trico Bancshares	27	1
United Community Bank, Inc.	99,547	3,000
Unity Bancorp, Inc.	109,567	3,161
Washington Trust Bancorp, Inc.	685,879	32,195
Webster Financial Corp.	26,973	1,348
Wells Fargo & Co.	5,943,072	259,296
West Bancorp., Inc.	632,122	15,803
		694,456
Capital Markets - 0.7%
Azimut Holding SpA	118,979	2,525
Banca Generali SpA	44,265	1,463
CI Financial Corp.	3,815,523	49,749
Daou Data Corp.	38,100	420
Diamond Hill Investment Group, Inc.	18,347	3,089
Donnelley Financial Solutions, Inc. (a)	49,505	1,449
Federated Hermes, Inc. (b)	2,432,141	69,267
Lazard Ltd. Class A	1,705,415	55,886
LPL Financial	25,020	4,701
PJT Partners, Inc.	34,705	2,290
SEI Investments Co.	100	6
Van Lanschot NV (Bearer)	1,030,011	26,823
		217,668
Consumer Finance - 2.8%
Aeon Credit Service (Asia) Co. Ltd.	14,216,772	9,301
Cash Converters International Ltd.	18,839,096	3,274
Credit Acceptance Corp. (a)(b)	22,882	11,727
Discover Financial Services	2,349,778	264,256
H&T Group PLC	495,681	2,164
Navient Corp.	2,090,556	33,219
OneMain Holdings, Inc.	61,712	2,834
Regional Management Corp.	285,669	12,298
Synchrony Financial	13,025,141	479,455
		818,528
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	1,386,711	1,131
Fuyo General Lease Co. Ltd.	100,000	5,410
Jackson Financial, Inc. (b)	4,035,728	170,752
Ricoh Leasing Co. Ltd.	690,080	18,075
Zenkoku Hosho Co. Ltd.	1,078,933	37,866
		233,234
Insurance - 5.7%
AEGON NV	34,500,583	178,875
AFLAC, Inc.	4,039,903	231,406
American Financial Group, Inc.	25,365	3,513
ASR Nederland NV	1,442,508	65,560
Chubb Ltd.	16,710	3,450
Db Insurance Co. Ltd.	1,340,000	71,184
Employers Holdings, Inc.	1,245,613	49,002
FBD Holdings PLC	138,461	1,442
First American Financial Corp.	42,273	2,465
Hartford Financial Services Group, Inc.	85,641	5,989
Hiscox Ltd.	100,433	1,193
Hyundai Fire & Marine Insurance Co. Ltd.	650,004	16,664
Legal & General Group PLC	6,963,451	21,706
Lincoln National Corp.	3,476,597	209,117
National Western Life Group, Inc.	105,683	21,006
NN Group NV	1,116,508	54,688
Old Republic International Corp.	131,696	2,899
Primerica, Inc.	342,870	44,422
Prudential Financial, Inc.	89,104	9,669
Qualitas Controladora S.A.B. de CV	636,729	3,432
Reinsurance Group of America, Inc.	2,314,876	248,432
The Travelers Companies, Inc.	21,330	3,649
Unum Group (c)	13,949,377	425,735
		1,675,498
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	395,830	1,801
Axos Financial, Inc. (a)	397,991	15,076
Enact Holdings, Inc.	2,144,780	50,574
Equitable Group, Inc.	273,638	12,280
Equitable Group, Inc. rights	212,346	9,339
Essent Group Ltd.	448,555	18,180
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	4,958	491
Class C (non-vtg.)	158,949	16,281
Genworth Mortgage Insurance Ltd.	3,943,175	8,290
Hingham Institution for Savings	10,908	3,524
Southern Missouri Bancorp, Inc.	180,966	7,637
Walker & Dunlop, Inc.	23,905	2,863
		146,336
TOTAL FINANCIALS		3,785,720
HEALTH CARE - 13.6%
Biotechnology - 1.5%
Amgen, Inc.	1,262,903	294,496
Cell Biotech Co. Ltd.	131,434	1,708
Essex Bio-Technology Ltd.	7,273,757	3,665
Gilead Sciences, Inc.	32,023	1,900
Regeneron Pharmaceuticals, Inc. (a)	202,094	133,202
		434,971
Health Care Equipment & Supplies - 0.8%
Arts Optical International Holdings Ltd. (a)	17,551,549	1,343
Embecta Corp. (a)	2,600,824	79,143
Fukuda Denshi Co. Ltd.	691,208	39,804
Hoshi Iryo-Sanki Co. Ltd. (c)	204,312	5,309
I-Sens, Inc.	325,000	7,402
InBody Co. Ltd. (c)	689,636	15,776
Meridian Bioscience, Inc. (a)(b)	123,849	3,169
Nakanishi, Inc.	397,724	6,501
Prim SA (c)	1,393,581	20,567
ResMed, Inc.	22,093	4,418
St.Shine Optical Co. Ltd.	2,406,000	21,682
Techno Medica Co. Ltd.	37,793	453
Utah Medical Products, Inc. (c)	222,098	18,787
Value Added Technology Co. Ltd.	375,000	11,846
Vieworks Co. Ltd.	377,283	11,823
		248,023
Health Care Providers & Services - 10.4%
Anthem, Inc.	1,759,413	883,102
Centene Corp. (a)	929,053	74,835
Cigna Corp.	363,948	89,815
DVx, Inc. (c)	624,063	5,076
Hi-Clearance, Inc.	1,540,000	7,832
Humana, Inc.	7,710	3,428
Laboratory Corp. of America Holdings	18,609	4,471
Medica Sur SA de CV	322,618	790
MEDNAX, Inc. (a)	1,691,417	31,325
Owens & Minor, Inc.	9,974	354
Quest Diagnostics, Inc.	39,189	5,245
Ship Healthcare Holdings, Inc.	69,734	1,165
Sinopharm Group Co. Ltd. (H Shares)	39,482,637	90,857
UnitedHealth Group, Inc.	2,960,698	1,505,668
Universal Health Services, Inc. Class B	3,076,187	376,925
WIN-Partners Co. Ltd. (c)	2,452,034	18,780
		3,099,668
Pharmaceuticals - 0.9%
Bliss Gvs Pharma Ltd.	2,400,000	2,524
China Medical System Holdings Ltd.	5,688,240	8,144
Consun Pharmaceutical Group Ltd.	3,966,035	2,311
Daewon Pharmaceutical Co. Ltd. (c)	2,142,922	30,304
Dai Han Pharmaceutical Co. Ltd.	251,037	5,761
Daito Pharmaceutical Co. Ltd. (c)	797,974	15,961
Dawnrays Pharmaceutical Holdings Ltd.	42,851,899	6,130
DongKook Pharmaceutical Co. Ltd. (c)	3,000,500	52,957
Faes Farma SA	900,023	3,776
FDC Ltd. (a)	2,500,108	8,701
Fuji Pharma Co. Ltd.	629,097	4,592
Genomma Lab Internacional SA de CV	2,697,580	2,841
Granules India Ltd.	100,000	366
Huons Co. Ltd. (c)	853,834	28,886
Hypera SA	419,700	3,177
Jazz Pharmaceuticals PLC (a)	15,309	2,453
Kaken Pharmaceutical Co. Ltd.	34,758	1,053
Kissei Pharmaceutical Co. Ltd.	99,149	1,962
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	17,744
Kyung Dong Pharmaceutical Co. Ltd.	800,000	6,447
Lee's Pharmaceutical Holdings Ltd.	11,874,305	2,989
Luye Pharma Group Ltd. (a)(e)	999,351	312
Nippon Chemiphar Co. Ltd.	10,089	152
Recordati SpA	177,774	8,567
Samjin Pharmaceutical Co. Ltd.	1,600	32
Syngen Biotech Co. Ltd.	350,700	1,559
Taro Pharmaceutical Industries Ltd. (a)	39,977	1,569
Towa Pharmaceutical Co. Ltd.	255,660	5,438
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	25,050
		251,758
TOTAL HEALTH CARE		4,034,420
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	51,776	7,399
Huntington Ingalls Industries, Inc.	9,989	2,125
Rheinmetall AG	27,607	6,223
The Boeing Co. (a)	88,402	13,158
Vectrus, Inc. (a)	417,675	15,078
		43,983
Air Freight & Logistics - 0.1%
Compania de Distribucion Integral Logista Holdings SA	4,988	92
FedEx Corp.	59,661	11,857
Sinotrans Ltd. (H Shares)	29,799,142	9,006
		20,955
Airlines - 0.0%
Jet2 PLC (a)	111,313	1,709
Building Products - 0.2%
Builders FirstSource, Inc. (a)	121,840	7,502
Caesarstone Sdot-Yam Ltd.	348,069	3,422
Jeld-Wen Holding, Inc. (a)	545,297	11,337
Kondotec, Inc. (c)	1,611,025	13,408
Masonite International Corp. (a)	25,977	2,014
Nihon Dengi Co. Ltd.	180,574	4,851
Nihon Flush Co. Ltd.	1,195,606	8,839
Owens Corning	38,296	3,482
		54,855
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	82,511	1,764
AJIS Co. Ltd. (c)	865,735	15,022
Asia File Corp. Bhd	4,500,000	2,072
Biffa PLC (e)	498,308	2,161
Calian Group Ltd.	74,659	4,122
Civeo Corp. (a)(c)	954,854	24,826
CoreCivic, Inc. (a)	4,538,762	56,417
CTS Co. Ltd.	4,949	33
Fursys, Inc. (c)	900,000	25,930
Healthcare Services Group, Inc.	9,947	170
Left Field Printing Group Ltd.	1,165,162	80
Lion Rock Group Ltd.	18,642,594	2,480
Mears Group PLC	1,017,895	2,522
Mitie Group PLC	36,982,715	24,932
NICE Total Cash Management Co., Ltd.	1,025,000	5,136
Prosegur Compania de Seguridad SA (Reg.)	711,305	1,472
Sunny Friend Environmental Technology Co. Ltd.	150,000	1,144
The Brink's Co.	2,977	175
The GEO Group, Inc. (a)	1,730,316	11,299
VSE Corp. (c)	1,011,393	43,803
		225,560
Construction & Engineering - 0.6%
AECOM	71,670	5,057
API Group Corp. (a)	521,674	9,682
Argan, Inc.	207,989	7,650
Boustead Projs. Pte Ltd.	1,291,399	872
Boustead Singapore Ltd.	4,871,612	3,358
Br Holding Corp.	61,857	139
Daiichi Kensetsu Corp. (c)	1,491,318	14,710
EMCOR Group, Inc.	61,273	6,524
Fluor Corp. (a)	703,559	17,413
Geumhwa PSC Co. Ltd. (c)	360,000	9,117
Granite Construction, Inc.	470,995	13,965
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	19,470
Meisei Industrial Co. Ltd.	1,088,702	5,700
Mirait Holdings Corp.	388,213	5,440
Nippon Rietec Co. Ltd.	989,403	8,591
Primoris Services Corp.	1,328,140	30,786
Raiznext Corp.	2,200,202	18,242
Seikitokyu Kogyo Co. Ltd.	247,854	1,405
Shinnihon Corp.	1,749,544	9,603
Sinopec Engineering Group Co. Ltd. (H Shares)	99,741	52
Totetsu Kogyo Co. Ltd.	148,771	2,689
United Integrated Services Co.	300,800	1,820
		192,285
Electrical Equipment - 1.0%
Acuity Brands, Inc.	551,895	95,191
Aichi Electric Co. Ltd. (c)	475,584	10,063
AQ Group AB	703,216	20,059
Atkore, Inc. (a)	102,003	9,802
Chiyoda Integre Co. Ltd.	319,435	5,374
Generac Holdings, Inc. (a)	9,915	2,175
GrafTech International Ltd.	11,342,079	102,986
Hammond Power Solutions, Inc. Class A	438,528	4,342
I-Sheng Electric Wire & Cable Co. Ltd.	1,342,000	1,947
Korea Electric Terminal Co. Ltd.	450,401	24,693
Sensata Technologies, Inc. PLC	334,934	15,209
Servotronics, Inc. (a)	111,201	1,226
Vitzrocell Co. Ltd.	140,000	1,430
		294,497
Industrial Conglomerates - 0.3%
DCC PLC (United Kingdom)	995,239	75,408
Mytilineos SA	50,058	927
Reunert Ltd.	1,648,239	4,560
		80,895
Machinery - 1.6%
Aalberts Industries NV	5,286,382	256,877
Allison Transmission Holdings, Inc.	303,133	11,349
ASL Marine Holdings Ltd. (a)(c)	43,208,695	1,839
Clean & Science Co. Ltd.	45,000	542
Crane Co.	48,883	4,704
Cummins, Inc.	100	19
Daiwa Industries Ltd.	1,462,900	12,477
ESAB Corp. (a)	49,946	2,347
Estic Corp.	182,590	1,601
Flowserve Corp.	194,604	6,365
Foremost Income Fund (a)	2,141,103	9,525
Haitian International Holdings Ltd.	5,448,715	13,412
Hurco Companies, Inc.	173,999	4,936
Hyster-Yale Materials Handling:
Class A (c)	207,840	6,385
Class B (a)(c)	310,000	9,523
Ihara Science Corp. (c)	953,660	14,612
JOST Werke AG (e)	75,898	2,936
Kyowakogyosyo Co. Ltd.	41,940	1,295
Luxfer Holdings PLC sponsored	172,713	2,788
Maruzen Co. Ltd. (c)	1,540,817	21,157
Miller Industries, Inc.	88,489	2,372
Mincon Group PLC	2,094,074	2,719
Mitsui Engineering & Shipbuilding Co. (a)	2,983,631	8,034
Nadex Co. Ltd. (c)	771,859	3,906
Nippon Dry-Chemical Co. Ltd.	84,297	1,083
Nitchitsu Co. Ltd.	49,620	465
Oshkosh Corp.	11,472	1,060
Park-Ohio Holdings Corp. (c)	739,533	7,092
Semperit AG Holding	369,774	8,943
Shinwa Co. Ltd.	14,874	228
SIMPAC, Inc.	1,300,000	9,101
Stabilus Se	24,872	1,172
Takamatsu Machinery Co. Ltd.	352,101	1,828
TK Group Holdings Ltd.	198,298	57
Tocalo Co. Ltd.	2,972,254	29,677
Trinity Industrial Corp.	821,232	4,403
Yamada Corp.	19,179	352
		467,181
Marine - 0.1%
Eagle Bulk Shipping, Inc.	104,833	6,525
Genco Shipping & Trading Ltd.	425,759	9,379
Japan Transcity Corp.	67,027	306
Kirby Corp. (a)	44,866	2,925
Tokyo Kisen Co. Ltd. (c)	804,354	3,212
		22,347
Professional Services - 0.5%
ABIST Co. Ltd.	74,011	1,598
Alight, Inc. Class A (a)	182,951	1,572
Altech Corp.	131,995	1,974
Artner Co. Ltd.	120,391	767
ASGN, Inc. (a)	52,745	5,984
Barrett Business Services, Inc.	28,454	2,048
BeNext-Yumeshin Group Co.	99,149	1,142
CACI International, Inc. Class A (a)	14,870	3,945
Career Design Center Co. Ltd.	99,636	814
Careerlink Co. Ltd.	49,531	532
CRA International, Inc.	12,645	1,042
Creek & River Co. Ltd.	10,089	163
FTI Consulting, Inc. (a)	2,000	315
Gakujo Co. Ltd.	276,863	1,949
Hito Communications Holdings, Inc.	177,366	2,115
Kelly Services, Inc. Class A (non-vtg.)	374,061	7,216
Kforce, Inc.	44,780	3,137
McMillan Shakespeare Ltd.	1,491,734	12,441
Nielsen Holdings PLC	446,361	11,967
Outsourcing, Inc.	199,116	1,975
Persol Holdings Co. Ltd.	158,407	3,143
Quick Co. Ltd.	661,977	7,874
SaraminHR Co. Ltd.	75,000	2,473
Science Applications International Corp.	148,882	12,391
SHL-JAPAN Ltd.	108,593	2,139
Synergie SA	133,938	5,166
TrueBlue, Inc. (a)	167,335	4,279
WDB Holdings Co. Ltd.	400,068	8,407
Will Group, Inc.	1,117,710	9,646
World Holdings Co. Ltd. (c)	1,048,041	19,734
		137,948
Road & Rail - 0.7%
Alps Logistics Co. Ltd. (c)	2,682,617	22,065
Chilled & Frozen Logistics Holdings Co. Ltd.	796,412	6,871
Daqin Railway Co. Ltd. (A Shares)	31,800,000	31,965
Hamakyorex Co. Ltd. (c)	1,215,562	27,258
Knight-Swift Transportation Holdings, Inc. Class A	189,694	9,084
Sakai Moving Service Co. Ltd. (c)	1,114,461	38,030
Stef SA	99,816	9,767
Trancom Co. Ltd. (c)	829,334	43,212
Universal Logistics Holdings, Inc.	1,277,534	25,908
		214,160
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	25,551	451
AerCap Holdings NV (a)	1,557	73
Alconix Corp. (c)	2,374,905	25,657
Chori Co. Ltd.	479,100	7,032
Goodfellow, Inc. (c)	701,128	6,648
Green Cross Co. Ltd.	42,853	304
Itochu Corp.	3,957,439	119,439
Kamei Corp.	363,267	2,916
Lumax International Corp. Ltd.	1,988,900	4,842
Mitani Shoji Co. Ltd.	2,818,713	35,824
MRC Global, Inc. (a)	1,542,112	18,490
Nishikawa Keisoku Co. Ltd.	9,885	353
NOW, Inc. (a)	630,517	6,873
Otec Corp.	120,786	1,998
Parker Corp. (c)	2,152,644	8,196
Richelieu Hardware Ltd.	719,644	20,430
Rush Enterprises, Inc. Class A	84,278	4,288
Senshu Electric Co. Ltd. (c)	698,720	26,679
Tanaka Co. Ltd.	35,822	168
TECHNO ASSOCIE Co. Ltd.	223,103	1,979
Totech Corp. (c)	884,309	17,892
Univar Solutions, Inc. (a)	215,403	6,273
Yamazen Co. Ltd.	129,641	957
Yuasa Trading Co. Ltd.	165,200	3,686
		321,448
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,760,963	7,721
Daito Koun Co. Ltd.	19,959	97
Isewan Terminal Service Co. Ltd.	1,253,356	6,406
Meiko Transportation Co. Ltd.	820,320	7,140
Qingdao Port International Co. Ltd. (H Shares) (e)	16,467,658	8,288
		29,652
TOTAL INDUSTRIALS		2,107,475
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.0%
Calix, Inc. (a)	171,383	6,840
Casa Systems, Inc. (a)	500,277	2,451
		9,291
Electronic Equipment & Components - 5.0%
A&D Holon Holdings Co. Ltd.	586,092	3,913
Advanced Energy Industries, Inc.	170,970	13,083
Alviva Holdings Ltd. (c)	7,357,885	9,325
Arrow Electronics, Inc. (a)	26,064	3,072
CDW Corp.	86,626	14,136
CONEXIO Corp.	29,796	334
Daido Signal Co. Ltd.	96,313	409
Daiwabo Holdings Co. Ltd.	771,992	9,989
Elematec Corp. (c)	2,131,766	19,253
ePlus, Inc. (a)	4,988	282
FLEXium Interconnect, Inc.	520,000	1,614
Hon Hai Precision Industry Co. Ltd. (Foxconn)	119,000,012	407,932
IDIS Holdings Co. Ltd. (c)	800,000	7,718
Insight Enterprises, Inc. (a)	373,750	37,140
Kingboard Chemical Holdings Ltd. (c)	67,421,805	303,541
Kitron ASA	991,492	1,934
Makus, Inc.	458,324	3,885
Methode Electronics, Inc. Class A	914,097	40,778
Nippo Ltd. (c)	693,456	3,451
PAX Global Technology Ltd.	43,408,543	37,420
Redington (India) Ltd.	27,894,820	55,209
SAMT Co. Ltd.	100,000	341
ScanSource, Inc. (a)	1,147,095	39,277
Shibaura Electronics Co. Ltd. (c)	401,384	18,264
Simplo Technology Co. Ltd.	5,871,000	57,726
Sunny Optical Technology Group Co. Ltd.	50,000	729
TD SYNNEX Corp.	2,445,274	244,747
Test Research, Inc.	100,000	232
Thinking Electronic Industries Co. Ltd.	1,994,000	8,376
Tomen Devices Corp. (c)	521,930	23,307
Tripod Technology Corp.	1,266,000	5,282
VSTECS Holdings Ltd. (c)	113,281,412	97,530
Wayside Technology Group, Inc. (c)	282,392	9,672
		1,479,901
IT Services - 4.2%
ALTEN	124,294	16,681
Amdocs Ltd.	3,314,069	264,098
Argo Graphics, Inc.	739,620	17,556
Asahi Intelligence Service Co.	39,469	354
Avant Corp.	230,428	2,049
Bread Financial Holdings, Inc. (b)	2,076,792	113,808
CDS Co. Ltd.	345,261	4,673
Cielo SA	120,100	83
Cognizant Technology Solutions Corp. Class A	45,000	3,641
Concentrix Corp.	2,307,055	363,315
CSE Global Ltd. (c)	39,555,767	13,671
Data Applications Co. Ltd.	29,667	367
Densan System Holdings Co. Ltd.	39,737	806
Dimerco Data System Corp.	934,999	2,299
DTS Corp.	373,064	8,186
DXC Technology Co. (a)	100,154	2,874
E-Credible Co. Ltd.	180,912	2,703
E-Guardian, Inc.	8,091	183
eClerx Services Ltd. (a)	100,652	3,153
Enea AB (a)	8,890	106
EOH Holdings Ltd. (a)	6,198,026	2,138
EPAM Systems, Inc. (a)	99	26
Estore Corp.	99,081	1,010
ExlService Holdings, Inc. (a)	198,674	27,049
Gabia, Inc. (c)	900,000	9,812
Genpact Ltd.	25,000	1,007
Global Payments, Inc.	49,744	6,814
IFIS Japan Ltd.	24,074	120
Indra Sistemas SA (a)(c)	11,622,370	118,439
Infocom Corp.	20,000	341
Information Planning Co.	81,835	1,776
Jfe Systems, Inc.	10,000	184
Know IT AB	399,473	12,303
KPS AG	1,960	9
Maximus, Inc.	15,026	1,095
Nice Information & Telecom, Inc.	334,258	7,909
Otsuka Corp.	1,000	33
Pole To Win Holdings, Inc.	256,979	1,961
Proact IT Group AB	4,959	36
Societe Pour L'Informatique Industrielle SA (c)	1,566,846	78,073
Softcreate Co. Ltd.	594,963	19,176
Sysage Technology Co. Ltd.	1,927,000	2,487
TDC Soft, Inc.	345,455	3,064
The Western Union Co. (b)	6,978,350	116,957
TravelSky Technology Ltd. (H Shares)	50,655	76
Verra Mobility Corp. (a)	1,030,255	14,454
WNS Holdings Ltd. sponsored ADR (a)	49,951	3,915
		1,250,870
Semiconductors & Semiconductor Equipment - 0.4%
ASM Pacific Technology Ltd.	219,257	2,210
CMC Materials, Inc.	72,608	12,990
FormFactor, Inc. (a)	149,242	5,688
Intel Corp.	100	4
Japan Material Co. Ltd.	99,205	1,499
Machvision, Inc.	100,000	617
Melexis NV	99,524	8,543
Miraial Co. Ltd.	149,206	1,901
MKS Instruments, Inc.	104,971	11,965
Powertech Technology, Inc.	9,000,000	28,295
Renesas Electronics Corp. (a)	416,259	4,445
Synaptics, Inc. (a)	78,151	11,601
Systems Technology, Inc.	150,100	2,367
Topco Scientific Co. Ltd.	5,958,000	33,563
		125,688
Software - 0.8%
ANSYS, Inc. (a)	510,022	140,608
Check Point Software Technologies Ltd. (a)	5,084	642
Cresco Ltd.	599,367	8,673
Focus Systems Corp.	31,105	215
Fukui Computer Holdings, Inc.	45,000	1,123
InfoVine Co. Ltd. (c)	175,000	3,223
KSK Co., Ltd. (c)	515,414	8,505
Manhattan Associates, Inc. (a)	25,038	3,269
Minwise Co. Ltd.	500,074	7,077
NetGem SA	824,083	1,139
Nippon Systemware Co. Ltd.	148,770	2,647
Open Text Corp.	58,030	2,324
Pro-Ship, Inc.	519,468	5,677
Sinosoft Tech Group Ltd.	990,611	54
SPS Commerce, Inc. (a)	50,736	6,070
System Information Co. Ltd.	130,500	969
System Research Co. Ltd.	71,199	1,101
Telos Corp. (a)	194,580	1,516
VMware, Inc. Class A	479,816	51,839
		246,671
Technology Hardware, Storage & Peripherals - 1.6%
Chenbro Micom Co. Ltd.	771,000	1,744
Elecom Co. Ltd.	400,009	4,797
HP, Inc.	56,000	2,051
MCJ Co. Ltd.	2,157,700	14,113
Seagate Technology Holdings PLC	4,933,986	404,784
Super Micro Computer, Inc. (a)	549,681	23,142
TSC Auto ID Technology Corp.	1,662,000	10,701
		461,332
TOTAL INFORMATION TECHNOLOGY		3,573,753
MATERIALS - 5.1%
Chemicals - 2.7%
AdvanSix, Inc.	135,925	6,054
Axalta Coating Systems Ltd. (a)	229,704	5,828
Birla Carbon Thailand PCL (For. Reg.)	11,184,928	16,300
C. Uyemura & Co. Ltd.	744,454	34,411
Chase Corp. (c)	498,658	42,067
EcoGreen International Group Ltd. (c)(d)	53,233,589	12,889
Element Solutions, Inc.	100,218	2,066
FMC Corp.	1,005,527	133,273
Fujikura Kasei Co., Ltd. (c)	2,628,980	8,964
Gujarat Narmada Valley Fertilizers Co.	4,700,000	50,407
Gujarat State Fertilizers & Chemicals Ltd. (c)	26,500,100	58,687
Huntsman Corp.	229,150	7,761
Insecticides (India) Ltd. (a)	29,484	276
K+S AG	329,290	11,060
KPX Chemical Co. Ltd.	163,083	7,014
KPX Holdings Corp.	62,029	3,134
LyondellBasell Industries NV Class A	124,347	13,185
Miwon Chemicals Co. Ltd.	45,000	2,500
Miwon Commercial Co. Ltd.	40,000	5,420
Muto Seiko Co. Ltd.	231,112	805
Nihon Parkerizing Co. Ltd.	298,563	2,112
Nippon Soda Co. Ltd.	305,421	8,077
Scientex Bhd	100,000	87
SK Kaken Co. Ltd.	49,242	13,206
Soken Chemical & Engineer Co. Ltd. (c)	646,661	8,297
T&K Toka Co. Ltd. (c)	1,304,671	8,181
Thai Rayon PCL:
(For. Reg.) (a)	2,636,973	3,714
NVDR	95,193	134
The Chemours Co. LLC	271,767	8,987
The Mosaic Co.	3,247,767	202,726
The Scotts Miracle-Gro Co. Class A	5,000	520
Trinseo PLC	86,874	4,122
Tronox Holdings PLC	282,649	4,862
Valvoline, Inc.	74,325	2,247
Yara International ASA	1,640,640	83,424
Yip's Chemical Holdings Ltd.	26,805,734	13,774
		786,571
Construction Materials - 0.2%
Buzzi Unicem SpA	991,991	18,370
Eagle Materials, Inc.	58,984	7,274
Mitani Sekisan Co. Ltd.	949,538	37,844
RHI Magnesita NV	93,743	2,789
Vertex Corp.	7,092	166
West China Cement Ltd.	2,975,222	468
Wienerberger AG	55,680	1,572
		68,483
Containers & Packaging - 0.2%
Chuoh Pack Industry Co. Ltd. (c)	411,132	2,999
Kohsoku Corp. (c)	1,684,794	19,944
Mayr-Melnhof Karton AG	12,358	2,175
O-I Glass, Inc. (a)	179,317	2,417
Packaging Corp. of America	10,839	1,747
Silgan Holdings, Inc. (b)	184,922	8,205
The Pack Corp. (c)	1,478,844	27,066
		64,553
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd. (Canada)	99,938	5,817
Anglo American PLC (United Kingdom)	198,121	8,775
Boliden AB (b)	148,724	6,449
Chubu Steel Plate Co. Ltd.	448,083	2,776
CI Resources Ltd.	432,880	370
CK-SAN-ETSU Co. Ltd.	29,100	927
Cleveland-Cliffs, Inc. (a)	9,943,147	253,451
Commercial Metals Co.	74,325	3,047
Compania de Minas Buenaventura SA sponsored ADR (b)	1,450,211	13,690
Gatos Silver, Inc. (a)	1,244,105	4,205
Granges AB	323,041	2,653
Hill & Smith Holdings PLC	500,409	8,655
Mount Gibson Iron Ltd.	25,576,075	12,550
Pacific Metals Co. Ltd.	515,679	14,387
Perenti Global Ltd.	12,968,465	6,444
Sandfire Resources NL	5,095,154	20,194
Teck Resources Ltd. Class B (sub. vtg.)	496,475	19,586
Tohoku Steel Co. Ltd. (c)	606,695	7,817
Tokyo Tekko Co. Ltd. (c)	739,028	7,255
Warrior Metropolitan Coal, Inc.	1,412,289	48,117
Webco Industries, Inc. (a)(d)	7,364	1,495
		448,660
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	197,267	12,728
Stella-Jones, Inc.	2,449,199	67,681
Sylvamo Corp. (a)	1,032,599	46,106
Western Forest Products, Inc.	1,722,295	2,762
		129,277
TOTAL MATERIALS		1,497,544
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CubeSmart	53,671	2,550
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	171,232	2,974
Business One Holdings, Inc.	14,100	51
Century21 Real Estate Japan Ltd.	99,078	780
Daito Trust Construction Co. Ltd.	623,469	60,047
Jones Lang LaSalle, Inc. (a)	26,975	5,900
LSL Property Services PLC	1,248,676	6,068
Realogy Holdings Corp. (a)	200,563	2,198
Relo Group, Inc.	197,886	2,827
Selvaag Bolig ASA	516,269	2,439
Servcorp Ltd.	917,103	2,328
Tejon Ranch Co. (a)	418,943	7,671
		93,283
TOTAL REAL ESTATE		95,833
UTILITIES - 1.3%
Electric Utilities - 1.1%
Constellation Energy Corp.	59,180	3,504
Exelon Corp.	209,809	9,815
PG&E Corp. (a)	23,831,691	301,471
Power Grid Corp. of India Ltd.	50,000	148
PPL Corp.	123,901	3,508
		318,446
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	924,124	3,472
GAIL India Ltd.	3,400,310	7,021
Hokuriku Gas Co.	148,417	3,089
K&O Energy Group, Inc.	174,121	2,232
Keiyo Gas Co. Ltd.	121,696	2,660
KyungDong City Gas Co. Ltd.	260,078	5,439
Star Gas Partners LP	163,975	1,751
		25,664
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	33,000,090	28,775
Multi-Utilities - 0.0%
CMS Energy Corp.	137,765	9,463
Water Utilities - 0.0%
Manila Water Co., Inc.	2,048,426	719
TOTAL UTILITIES		383,067
TOTAL COMMON STOCKS (Cost $14,823,750)		28,143,176

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (d)(g) (Cost $0)	9,933	0

Money Market Funds - 5.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.32% (h)	1,516,798,343	1,517,102
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)	181,629,387	181,648
TOTAL MONEY MARKET FUNDS (Cost $1,698,718)		1,698,750

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $16,522,468)	29,841,926
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(161,338)
NET ASSETS - 100.0%	29,680,588

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,393,000 or 0.1% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	2,015,855	4,169,016	4,667,769	1,231	-	-	1,517,102	2.9%
Fidelity Securities Lending Cash Central Fund 0.32%	173,805	1,257,925	1,250,082	600	-	-	181,648	0.5%
Total	2,189,660	5,426,941	5,917,851	1,831	-	-	1,698,750

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AJIS Co. Ltd.	27,897	-	182	487	116	(12,809)	15,022
ASL Marine Holdings Ltd.	2,274	-	36	-	(248)	(151)	1,839
ASTI Corp.	4,426	1,339	28	83	12	(2,205)	3,544
Aalberts Industries NV	388,118	-	66,134	-	45,276	(110,383)	-
Aichi Electric Co. Ltd.	8,295	3,548	68	405	40	(1,752)	10,063
Alconix Corp.	27,426	3,257	243	867	122	(4,905)	25,657
Alps Logistics Co. Ltd.	24,224	-	377	603	170	(1,952)	22,065
Alviva Holdings Ltd.	6,636	28	72	111	21	2,712	9,325
BMTC Group, Inc.	43,689	-	908	402	875	(3,781)	39,875
Barratt Developments PLC	523,233	-	18,004	22,879	9,899	(199,412)	315,716
Bed Bath & Beyond, Inc.	299,029	-	11,097	-	(216)	(151,964)	135,752
Belc Co. Ltd.	79,847	140	683	1,165	567	(10,733)	69,138
Belluna Co. Ltd.	52,446	164	347	878	212	(17,805)	34,670
Big Lots, Inc.	62,350	22,979	3,197	1,121	336	(33,153)	49,315
CSE Global Ltd.	15,164	-	121	367	30	(1,402)	13,671
Chase Corp.	58,144	507	586	496	551	(16,549)	42,067
Chuoh Pack Industry Co. Ltd.	4,123	15	33	123	11	(1,117)	2,999
Civeo Corp.	20,908	-	185	-	(92)	4,195	24,826
Civitas Resources, Inc.	51,250	30,367	2,672	4,399	1,082	41,363	155,348
Clip Corp.	1,893	-	15	70	3	(533)	1,348
Codorus Valley Bancorp, Inc.	15,560	-	705	311	220	1,190	16,265
Create SD Holdings Co. Ltd.	169,786	-	3,615	857	2,850	(55,420)	113,601
DVx, Inc.	5,669	-	50	115	31	(574)	5,076
Daewon Pharmaceutical Co. Ltd.	28,516	-	-	292	-	1,788	30,304
Daiichi Kensetsu Corp.	32,029	-	2,959	414	1,063	(15,423)	14,710
Daito Pharmaceutical Co. Ltd.	10,754	11,954	133	112	8	(6,622)	15,961
DongKook Pharmaceutical Co. Ltd.	65,593	-	-	357	-	(12,636)	52,957
EcoGreen International Group Ltd.	13,453	464	108	119	33	(953)	12,889
Elematec Corp.	22,625	-	478	836	106	(3,000)	19,253
First Juken Co. Ltd.	14,431	-	120	424	38	(2,653)	11,696
Food Empire Holdings Ltd.	23,372	-	648	-	134	(8,803)	14,055
Foot Locker, Inc.	173,077	95,225	2,835	4,327	732	(90,320)	175,879
Fossil Group, Inc.	51,071	-	376	-	297	(11,349)	39,643
Fresh Del Monte Produce, Inc.	141,956	-	1,098	2,064	254	(22,302)	118,810
Fujikura Kasei Co., Ltd.	12,012	-	96	316	(10)	(2,942)	8,964
Fursys, Inc.	27,717	326	-	696	-	(2,113)	25,930
Gabia, Inc.	12,492	-	-	44	-	(2,680)	9,812
Geospace Technologies Corp.	6,076	-	3,232	-	(9,166)	7,478	-
Geumhwa PSC Co. Ltd.	10,337	-	-	309	-	(1,220)	9,117
Goodfellow, Inc.	5,770	-	50	333	34	894	6,648
Gujarat State Fertilizers & Chemicals Ltd.	43,576	936	1,300	601	389	15,086	58,687
Halows Co. Ltd.	35,340	7,192	325	437	245	(3,141)	39,311
Hamakyorex Co. Ltd.	35,258	-	272	730	130	(7,858)	27,258
Handsome Co. Ltd.	49,371	-	-	574	-	(9,152)	40,219
Honshu Chemical Industry Co. Ltd.	12,403	-	12,449	-	8,255	(8,209)	-
Hoshi Iryo-Sanki Co. Ltd.	9,208	-	3,702	77	1,820	(2,017)	5,309
Huons Co. Ltd.	38,644	2,049	26	324	(17)	(11,764)	28,886
Hyster-Yale Materials Handling Class A	15,017	-	78	202	35	(8,589)	6,385
Hyster-Yale Materials Handling Class B	22,208	-	-	300	-	(12,685)	9,523
IA Group Corp.	3,833	378	30	103	2	(713)	3,470
IDIS Holdings Co. Ltd.	9,716	-	-	106	-	(1,998)	7,718
Ihara Science Corp.	17,132	-	150	374	110	(2,480)	14,612
InBody Co. Ltd.	7,826	8,193	-	56	-	(243)	15,776
Indra Sistemas SA	124,829	-	3,302	-	(2,900)	(188)	118,439
InfoVine Co. Ltd.	4,205	-	-	111	-	(982)	3,223
Intage Holdings, Inc.	45,159	-	19,509	-	13,656	(16,736)	-
JLM Couture, Inc.	274	-	3	-	(4)	(1)	266
Jumbo SA	154,650	-	3,614	7,119	1,224	1,559	153,819
KSK Co., Ltd.	11,102	-	87	292	64	(2,574)	8,505
Kingboard Chemical Holdings Ltd.	360,652	-	7,201	4,869	4,633	(54,543)	303,541
Know IT AB	38,593	-	26,602	-	20,014	(19,702)	-
Kohsoku Corp.	23,187	-	195	556	120	(3,168)	19,944
Kondotec, Inc.	14,652	559	593	377	67	(1,277)	13,408
Korea Electric Terminal Co. Ltd.	45,876	-	8,189	143	6,240	(19,234)	-
Kwang Dong Pharmaceutical Co. Ltd.	23,773	-	-	205	-	(6,029)	17,744
Kyeryong Construction Industrial Co. Ltd.	19,148	-	-	379	-	322	19,470
Maruzen Co. Ltd.	33,728	-	236	593	182	(12,517)	21,157
Metro, Inc.	1,220,216	-	74,331	11,970	65,816	3,057	1,214,758
Mi Chang Oil Industrial Co. Ltd.	12,551	-	-	306	-	(1,281)	11,270
Mitani Sekisan Co. Ltd.	55,497	-	26,269	378	22,263	(13,647)	-
Motonic Corp.	19,986	-	-	582	-	(5,198)	14,788
Muhak Co. Ltd.	19,839	-	4,790	452	(1,832)	3,030	16,247
Murakami Corp.	23,333	929	162	300	129	(8,661)	15,568
Murphy Oil Corp.	274,762	-	13,505	5,047	5,633	200,315	467,205
Nadex Co. Ltd.	5,173	-	44	116	18	(1,241)	3,906
Nafco Co. Ltd.	32,381	-	240	790	80	(7,929)	24,292
Next PLC	1,202,425	-	57,667	39,893	40,594	(406,324)	779,028
Nippo Ltd.	3,908	-	33	103	14	(438)	3,451
Origin Enterprises PLC	36,713	2,235	2,967	806	(1,438)	4,977	39,520
Park-Ohio Holdings Corp.	11,694	7,784	101	215	11	(12,296)	7,092
Parker Corp.	10,944	-	84	226	55	(2,719)	8,196
Piolax, Inc.	33,643	-	1,446	802	740	(5,673)	27,264
Prim SA	22,342	-	196	300	90	(1,669)	20,567
Qol Holdings Co. Ltd.	24,967	3,563	191	414	99	(10,339)	18,099
Rocky Mountain Chocolate Factory, Inc.	3,853	-	31	5	20	(825)	3,017
SJM Co. Ltd.	5,950	-	-	135	-	(1,546)	4,404
SNT Holdings Co. Ltd.	15,894	-	-	281	-	(3,742)	12,152
Sakai Moving Service Co. Ltd.	53,996	-	368	749	282	(15,880)	38,030
Sally Beauty Holdings, Inc.	117,958	2,342	3,932	-	949	(24,603)	92,714
Sanei Architecture Planning Co. Ltd.	21,295	1,599	148	709	80	(6,014)	16,812
Sarantis SA	40,889	-	315	-	230	(11,116)	29,688
ScanSource, Inc.	41,398	1,179	13,062	-	6,299	3,463	-
Senshu Electric Co. Ltd.	30,184	-	9,134	569	6,002	(373)	26,679
Sewon Precision Industries Co. Ltd.	1,744	-	-	(1)	-	(152)	1,592
Shibaura Electronics Co. Ltd.	22,601	-	4,857	405	3,607	(3,087)	18,264
Societe Pour L'Informatique Industrielle SA	66,906	-	2,603	238	2,147	11,623	78,073
Soken Chemical & Engineer Co. Ltd.	11,682	-	87	359	27	(3,325)	8,297
Southwestern Energy Co.	168,471	40,505	1,580	-	806	103,974	-
Sportscene Group, Inc. Class A	1,750	-	6	-	2,987	(1,324)	-
Step Co. Ltd.	16,339	-	132	357	96	(2,624)	13,679
Strattec Security Corp.	10,916	-	87	-	43	(1,555)	9,317
Sun Hing Vision Group Holdings Ltd.	3,544	-	27	74	(31)	(570)	2,916
Sunjin Co. Ltd.	31,326	-	-	152	-	(7,283)	24,043
T&K Toka Co. Ltd.	9,788	-	79	389	11	(1,539)	8,181
TOW Co. Ltd.	10,253	-	81	184	39	(1,602)	8,609
The Pack Corp.	38,517	-	301	275	117	(11,267)	27,066
Tohoku Steel Co. Ltd.	9,538	-	77	118	48	(1,692)	7,817
Tokyo Kisen Co. Ltd.	4,400	-	35	59	17	(1,170)	3,212
Tokyo Tekko Co. Ltd.	10,518	-	79	112	(21)	(3,163)	7,255
Tomen Devices Corp.	24,280	-	228	1,155	121	(866)	23,307
Totech Corp.	21,012	181	159	855	117	(3,259)	17,892
Trancom Co. Ltd.	65,037	-	488	783	479	(21,816)	43,212
Triple-S Management Corp.	41,342	-	9,693	-	33,483	(13,854)	-
Unum Group	385,493	-	3,225	12,598	1,625	41,842	425,735
Utah Medical Products, Inc.	23,040	-	3,355	644	1,812	(2,710)	18,787
VSE Corp.	51,055	-	407	193	298	(7,143)	43,803
VSTECS Holdings Ltd.	91,154	-	891	-	708	6,559	97,530
WIN-Partners Co. Ltd.	22,407	-	182	635	122	(3,567)	18,780
Wayside Technology Group, Inc.	8,923	-	905	150	242	1,412	9,672
Whanin Pharmaceutical Co. Ltd.	32,487	-	-	370	-	(7,437)	25,050
Whiting Petroleum Corp.	182,751	6,223	3,121	966	1,905	99,334	287,092
World Holdings Co. Ltd.	5,065	18,273	96	265	6	(3,514)	19,734
Youngone Holdings Co. Ltd.	35,692	2,872	-	1,230	-	322	38,886
Yutaka Giken Co. Ltd.	22,101	172	163	681	79	(5,770)	16,419
Total	8,514,951	277,477	451,314	153,304	306,680	(1,110,724)	6,809,447

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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